UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2454

                       Oppenheimer Money Market Fund, Inc.
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                      Date of reporting period: 07/31/2007

ITEM 1. REPORTS TO STOCKHOLDERS.


NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. WHILE THE FUND SEEKS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT
WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                     8 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of


                     9 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                      BEGINNING    ENDING       EXPENSES
                                      ACCOUNT      ACCOUNT      PAID DURING
                                      VALUE        VALUE        6 MONTHS ENDED
                                      (2/1/07)     (7/31/07)    JULY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                        $ 1,000.00   $ 1,023.80   $ 3.22
--------------------------------------------------------------------------------
Class A Hypothetical                    1,000.00     1,021.62     3.21
--------------------------------------------------------------------------------
Class Y Actual                          1,000.00     1,024.80     2.21
--------------------------------------------------------------------------------
Class Y Hypothetical                    1,000.00     1,022.61     2.21

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A             0.64%
-----------------------------
Class Y             0.44

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                    10 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  July 31, 2007
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--13.1%
--------------------------------------------------------------------------------
Abbey National
Treasury Services plc,
Stamford CT,
5.30%, 8/1/07                                  $  30,000,000   $     30,000,000
--------------------------------------------------------------------------------
Barclays US Funding
LLC, 5.32%, 10/22/07                              35,000,000         35,000,000
--------------------------------------------------------------------------------
Calyon, New York,
5.325%, 10/19/07                                  15,000,000         15,000,000
--------------------------------------------------------------------------------
Canadian Imperial
Bank of
Commerce NY:
5.25%, 10/15/07                                   25,000,000         25,000,000
5.31%, 8/29/07                                    20,000,000         20,000,000
--------------------------------------------------------------------------------
Citibank NA:
5.30%, 8/2/07                                     15,000,000         15,000,000
5.32%, 10/25/07                                    7,000,000          7,000,000
--------------------------------------------------------------------------------
Skandinaviska
Enskilda Banken,
New York:
5.30%, 8/16/07                                    15,000,000         15,000,000
5.31%, 8/21/07                                    13,000,000         13,000,000
--------------------------------------------------------------------------------
Societe General,
New York, 5.33%,
10/31/07                                          10,000,000         10,000,000
--------------------------------------------------------------------------------
Svenska
Handelsbanken NY,
5.305%, 8/9/07                                    10,000,000         10,000,011
--------------------------------------------------------------------------------
Toronto Dominion
Bank, New York,
5.32%, 9/24/07                                    25,000,000         25,000,000
--------------------------------------------------------------------------------
Washington
Mutual Bank FA,
5.30%, 8/6/07                                     25,000,000         25,000,000
--------------------------------------------------------------------------------
Westpac Banking
Corp., New York,
5.32%, 10/10/07                                   20,000,000         20,000,000
                                                               -----------------
Total Certificates
of Deposit (Cost $265,000,011)                                      265,000,011

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--24.0%
--------------------------------------------------------------------------------
ABN AMRO North America Finance, Inc.:
5.23%, 8/6/07                                      8,500,000          8,493,826
5.23%, 8/13/07                                    10,000,000          9,982,567

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Anglo Irish Bank
Corp., 5.255%,
10/26/07 1                                     $  20,000,000   $     19,748,928
--------------------------------------------------------------------------------
Barclays US
Funding LLC:
5.245%, 9/7/07                                    14,000,000         13,924,530
5.26%, 10/2/07                                    19,000,000         18,827,881
--------------------------------------------------------------------------------
Danske Corp.,
5.24%, 8/20/07 1                                   3,500,000          3,490,321
--------------------------------------------------------------------------------
Deutsche Bank
Financial LLC:
5.25%, 10/24/07                                   25,000,000         24,693,750
5.25%, 10/25/07                                   14,000,000         13,826,458
--------------------------------------------------------------------------------
HBOS Treasury
Services:
5.245%, 10/26/07                                  25,000,000         24,686,757
5.25%, 9/17/07                                    12,750,000         12,662,609
5.255%, 10/5/07                                   16,210,000         16,056,196
--------------------------------------------------------------------------------
HBOS Treasury
Services plc, Sydney:
5.25%, 10/26/07                                   13,000,000         12,836,958
5.265%, 9/20/07                                    2,500,000          2,481,719
--------------------------------------------------------------------------------
Nationwide Building
Society:
5.25%, 10/22/07 1                                 16,000,000         15,808,667
5.25%, 10/26/07 1                                  6,000,000          5,924,750
5.253%, 9/13/07 1                                 10,000,000          9,937,256
5.255%, 9/24/07 1                                 22,000,000         21,826,585
5.255%, 10/9/07 1                                  5,000,000          4,949,640
--------------------------------------------------------------------------------
Royal Bank of
Scotland plc, 5.41%,
7/21/08 2,3                                       15,000,000         15,011,343
--------------------------------------------------------------------------------
Scotiabanc, Inc.,
5.275%, 9/27/07 1                                 40,000,000         39,665,917
--------------------------------------------------------------------------------
Societe Generale
North America:
5.25%, 10/5/07                                    20,000,000         19,810,417
5.25%, 10/10/07                                   15,000,000         14,846,875
5.27%, 9/27/07                                    17,500,000         17,353,977
--------------------------------------------------------------------------------
St. George Bank Ltd.,
5.25%, 9/4/07 1                                   15,000,000         14,925,625


                    11 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Svenska
Handelsbanken, Inc.,
Series S, 5.23%,
8/6/07                                         $  18,000,000   $     17,986,925
--------------------------------------------------------------------------------
Swedbank AB:
5.23%, 8/17/07                                    20,000,000         19,953,511
5.24%, 9/6/07                                     20,000,000         19,895,200
--------------------------------------------------------------------------------
Swedbank
Mortgage AB,
5.23%, 8/9/07                                     15,000,000         14,982,567
--------------------------------------------------------------------------------
UBS Finance
(Delaware) LLC:
5.23%, 8/6/07                                      9,000,000          8,993,463
5.25%, 10/17/07                                   20,000,000         19,775,417
5.33%, 8/2/07                                     20,000,000         19,997,094
                                                               -----------------
Total Direct Bank
Obligations (Cost $483,357,729)                                     483,357,729

--------------------------------------------------------------------------------
SHORT-TERM NOTES--63.3%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--22.4%
Capital Auto
Receivables Asset
Trust 2007-SN1 A-1,
5.32%, 6/16/08 3,4                                24,062,177         24,062,177
--------------------------------------------------------------------------------
Chesham
Finance LLC:
5.29%, 10/12/07                                   10,000,000          9,894,200
5.31%, 9/4/07                                     36,000,000         35,820,480
5.42%, 8/1/07                                      3,000,000          3,000,000
--------------------------------------------------------------------------------
Concord
Minutemen Capital
Co. LLC:
5.24%, 8/13/07                                     7,857,000          7,843,276
5.24%, 8/20/07                                    10,000,000          9,972,344
--------------------------------------------------------------------------------
FCAR Owner Trust I:
5.24%, 8/24/07                                     4,980,000          4,963,328
5.27%, 9/21/07                                     5,000,000          4,962,954
--------------------------------------------------------------------------------
FCAR Owner Trust II:
5.27%, 10/15/07                                   15,000,000         14,835,313
5.27%, 10/26/07                                   15,000,000         14,811,158
--------------------------------------------------------------------------------
Gemini
Securitization Corp.:
5.255%, 10/23/07 1                                20,000,000         19,757,686
5.28%, 8/16/07 1                                  13,500,000         13,470,300
5.30%, 8/27/07 1                                  25,000,000         24,905,299

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued

Gotham Funding
Corp., 5.30%, 8/7/07 1                         $  18,000,000   $     17,984,100
--------------------------------------------------------------------------------
GOVCO, Inc.,
5.25%, 9/7/07 1                                   24,400,000         24,268,342
--------------------------------------------------------------------------------
Grampian Funding
LLC,
5.275%, 8/13/07 1                                 35,000,000         34,938,458
--------------------------------------------------------------------------------
Legacy Capital LLC:
5.28%, 9/5/07                                      7,140,000          7,103,348
5.29%, 8/10/07                                    25,000,000         24,966,938
5.38%, 8/2/07                                     20,000,000         19,997,028
--------------------------------------------------------------------------------
Mont Blanc Capital
Corp.,
5.27%, 9/21/07 1                                  10,000,000          9,925,342
--------------------------------------------------------------------------------
Perry Global
Funding LLC,
Series A:
5.26%, 9/21/07 1                                  14,006,000         13,901,632
5.26%, 9/26/07 1                                  15,000,000         14,877,267
5.27%, 10/24/07 1                                  8,000,000          7,901,627
--------------------------------------------------------------------------------
Solitaire Funding LLC,
5.28%, 10/29/07 1                                  8,600,000          8,487,741
--------------------------------------------------------------------------------
St. Germain
Holdings, Inc.:
5.30%, 11/9/07 2                                  10,000,000          9,852,778
5.32%, 8/24/07 2                                   5,200,000          5,182,326
--------------------------------------------------------------------------------
Victory Receivables
Corp.:
5.29%, 8/22/07 1                                  11,000,000         10,966,056
5.36%, 8/1/07 1                                    5,500,000          5,500,000
--------------------------------------------------------------------------------
Windmill Funding
Corp., 5.30%, 9/7/07 1                            22,400,000         22,277,982
--------------------------------------------------------------------------------
Yorktown Capital LLC:
5.28%, 8/9/07 1                                   15,000,000         14,982,400
5.285%, 8/29/07 1                                 10,000,000          9,958,894
                                                               -----------------
                                                                    451,370,774

--------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Nebar Investments
LLC, Series 2005,
5.37%, 8/1/07 3                                    1,900,000          1,900,000
--------------------------------------------------------------------------------
AUTOMOBILES--0.2%
Dick Masheter Ford,
Inc., 5.38%, 8/1/07 3                              3,385,000          3,385,000


                    12 | OPPENHEIMER MONEY MARKET FUND, INC.

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
BEVERAGES--0.3%
Beverage South LLC,
Series 2004,
5.35%, 8/1/07 3                                $   6,725,000   $      6,725,000
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.5%
Banc of America
Securities LLC,
5.35%, 8/1/07 3                                   50,000,000         50,000,000
--------------------------------------------------------------------------------
Lehman Brothers, Inc.,
5.313%, 8/2/07 3                                   4,000,000          4,000,000
--------------------------------------------------------------------------------
Merrill Lynch & Co.,
Inc., Series C,
5.47%, 8/27/07 3                                  10,000,000         10,001,003
--------------------------------------------------------------------------------
Morgan Stanley,
5.23%, 8/3/07                                     26,000,000         25,992,446
                                                               -----------------
                                                                     89,993,449

--------------------------------------------------------------------------------
CHEMICALS--0.5%
BASF AG,
5.245%, 8/17/07 1                                 10,000,000          9,976,689
--------------------------------------------------------------------------------
COMMERCIAL BANKS--5.6%
Bank of America
Corp.:
5.235%, 8/17/07                                   20,000,000         19,953,467
5.24%, 8/28/07                                     9,000,000          8,964,630
5.245%, 9/10/07                                    3,000,000          2,982,517
5.245%, 9/14/07                                   11,000,000         10,929,484
5.26%, 9/27/07                                     6,000,000          5,950,030
--------------------------------------------------------------------------------
J.P. Morgan Chase
& Co., 5.23%, 8/24/07 1                           30,000,000         29,899,758
--------------------------------------------------------------------------------
Marshall & Ilsley Corp.:
5.24%, 9/28/07                                    25,000,000         24,788,944
5.26%, 9/21/07                                    10,000,000          9,925,483
                                                               -----------------
                                                                    113,394,313

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
Mississippi Business
Finance Corp. Revenue
Bonds, Shuqualak
Lumber Project,
Series 2003,
5.32%, 8/1/07 3                                    1,200,000          1,200,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS Continued

Warrior Roofing
Manufacturing of
Georgia LLC,
Series 2004,
5.37%, 8/1/07 3                                $   3,400,000   $      3,400,000
                                                               -----------------
                                                                      4,600,000

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.5%
General Electric
Capital Services,
5.24%, 9/14/07                                    28,000,000         27,820,676
--------------------------------------------------------------------------------
Greenwich Capital
Holdings, Inc.,
5.338%, 11/15/07 3                                20,000,000         20,000,000
--------------------------------------------------------------------------------
HSBC Finance Corp.:
5.23%, 8/10/07                                    15,000,000         14,980,388
5.25%, 10/15/07                                   15,000,000         14,835,938
5.26%, 9/17/07                                    15,000,000         14,896,992
--------------------------------------------------------------------------------
Prudential Funding
LLC:
5.24%, 8/15/07 4                                  20,000,000         19,959,244
5.25%, 10/17/07 4                                 19,000,000         18,786,646
                                                               -----------------
                                                                    131,279,884

--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.1%
Port Authority
Columbiana Cnty.,
Ohio, Series 2006,
5.37%, 8/1/07 3                                    1,680,000          1,680,000
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.1%
AL Incentives Finance
Authority Special
Obligation Bonds,
Series 1999-C,
5.32%, 8/2/07 3                                    2,815,000          2,815,000
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Mississippi Business
Finance Corp. Revenue
Bonds, Signal
International LLC
Project, Series 2004A,
5.32%, 8/1/07 3                                      900,000            900,000


                    13 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES Continued
Mississippi Business
Finance Corp. Revenue
Bonds, Signal
International LLC
Project, Series 2004C,
5.32%, 8/1/07 3                                $   1,000,000   $      1,000,000
                                                               -----------------
                                                                      1,900,000

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.2%
Beaver Cnty., UT
Environmental Facility,
BEST Bio Fuels LLC
Project, Series 2003B,
3.96%, 8/1/07 3                                    3,465,000          3,465,000
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.5%
Premier Senior Living
LLC, Series 2007 A-H,
5.36%, 8/1/07 3                                    2,725,000          2,725,000
--------------------------------------------------------------------------------
Sprenger Enterprises,
Inc., 5.39%, 8/1/07 3                              8,500,000          8,500,000
                                                               -----------------
                                                                     11,225,000

--------------------------------------------------------------------------------
INSURANCE--2.6%
ING America Insurance
Holdings, Inc.:
5.23%, 8/9/07                                      7,000,000          6,991,864
5.25%, 10/10/07                                   10,000,000          9,897,917
--------------------------------------------------------------------------------
Jackson National Life
Global Funding,
Series 2004-6,
5.41%, 8/15/07 3,4                                17,500,000         17,500,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5,
5.41%, 8/15/07 3,4                                18,000,000         18,000,000
                                                               -----------------
                                                                     52,389,781

--------------------------------------------------------------------------------
LEASING & FACTORING--2.8%
American Honda
Finance Corp.:
5.326%, 8/8/07 2,3                                10,000,000         10,000,000
5.33%, 9/26/07 2,3                                 7,500,000          7,500,000
5.33%, 12/6/07 2,3                                25,000,000         25,000,000
5.44%, 2/13/08 2,3                                15,000,000         15,013,932
                                                               -----------------
                                                                     57,513,932

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING--0.5%
AL Industrial
Development
Authority Revenue
Bonds, Simcala, Inc.
Project, Series 1995,
5.32%, 8/1/07 3                                $   5,350,000   $      5,350,000
--------------------------------------------------------------------------------
Rio Tinto Ltd.,
5.275%, 8/7/07 1                                   5,000,000          4,995,604
                                                               -----------------
                                                                     10,345,604

--------------------------------------------------------------------------------
MUNICIPAL--0.4%
Avon Garden Center
LLC, Series 2006,
5.37%, 8/1/07 3                                    4,000,000          4,000,000
--------------------------------------------------------------------------------
Mangus & Terranova
Investments LLC,
Series 2006,
5.38%, 8/1/07 3                                    3,880,000          3,880,000
                                                               -----------------
                                                                      7,880,000

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--2.8%
Procter & Gamble
International Funding
SCA:
5.245%, 9/10/07 1                                 23,000,000         22,865,961
5.25%, 9/13/07 1                                  20,000,000         19,874,464
5.26%, 9/20/07 1                                  14,000,000         13,897,722
                                                               -----------------
                                                                     56,638,147

--------------------------------------------------------------------------------
REAL ESTATE--0.2%
Scion Investments LLC,
Series 2005,
5.38%, 8/1/07 3                                    3,495,000          3,495,000
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--12.7%
Cooperative Assn. of
Tractor Dealers, Inc.,
Series B:
5.25%, 8/22/07                                     2,022,000          2,015,808
5.32%, 8/7/07                                      7,010,000          7,003,784
--------------------------------------------------------------------------------
K2 (USA) LLC:
5.23%, 9/20/07                                    23,600,000         23,428,572
5.26%, 10/1/07                                     7,000,000          6,937,611
5.26%, 10/3/07                                    10,000,000          9,907,950
5.27%, 9/13/07                                    15,000,000         14,905,579


                    14 | OPPENHEIMER MONEY MARKET FUND, INC.

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued

LINKS Finance LLC:
8/6/07 2,3,5                                   $  12,000,000   $     11,997,600
8/15/07 2,3,5                                     18,000,000         17,994,600
5.32%, 12/20/07 2,3                                5,000,000          4,999,621
--------------------------------------------------------------------------------
Parkland (USA) LLC:
5.33%, 12/12/07 2,3                                4,000,000          3,999,708
5.34%, 7/16/08 2,3                                15,000,000         14,998,566
--------------------------------------------------------------------------------
Premier Asset
Collateralized Entity
LLC, 5.30%, 9/17/07 2,3                           15,000,000         15,000,000
--------------------------------------------------------------------------------
RACERS Trust,
Series 2004-6-MM,
5.37%, 8/22/07 3                                  15,000,000         15,000,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
5.25%, 10/24/07                                   20,000,000         19,755,000
5.26%, 11/5/07                                    25,000,000         24,649,331
--------------------------------------------------------------------------------
Union Hamilton
Special Purpose
Funding LLC,
5.36%, 9/28/07 3                                  13,000,000         13,000,000
--------------------------------------------------------------------------------
ZAIS Levered Loan
Fund, Series 2006-1A 1,
5.43%, 1/2/08 3,4                                 50,000,000         50,000,000
                                                               -----------------
                                                                    255,593,730
                                                               -----------------
Total Short-Term Notes
(Cost $1,277,566,303)                                             1,277,566,303
--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $2,025,924,043)                                  100.4%     2,025,924,043
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                         (0.4)        (7,341,515)
                                               ---------------------------------
NET ASSETS                                             100.0%  $  2,018,582,528
                                               =================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $491,891,013, or 24.37% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $156,550,474 or 7.76% of the Fund's net assets as of July 31, 2007.

3. Represents the current interest rate for a variable or increasing rate security.

4. Illiquid security. The aggregate value of illiquid securities as of July 31, 2007 was $148,308,067, which represents 7.35% of the Fund's net assets. See Note 4 of accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after July 31, 2007. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                    15 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (cost $2,025,924,043)--see accompanying statement of investments      $ 2,025,924,043
------------------------------------------------------------------------------------------------------------
Cash                                                                                              1,990,052
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                     56,155,007
Interest                                                                                          3,632,481
Other                                                                                               181,715
                                                                                            ----------------
Total assets                                                                                  2,087,883,298

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                                 36,100,383
Investments purchased on a when-issued basis or forward commitment                               29,992,200
Dividends                                                                                         2,351,457
Directors' compensation                                                                             375,745
Transfer and shareholder servicing agent fees                                                       260,469
Shareholder communications                                                                          158,442
Other                                                                                                62,074
                                                                                            ----------------
Total liabilities                                                                                69,300,770

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $ 2,018,582,528
                                                                                            ================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                        $   201,849,693
------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                    1,816,732,835
                                                                                            ----------------
NET ASSETS                                                                                  $ 2,018,582,528
                                                                                            ================

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $1,721,631,047 and 1,721,544,858 shares of capital stock outstanding)                    $          1.00
------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $296,951,481 and 296,952,073 shares of capital stock outstanding)   $          1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    16 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------------------
Interest                                                                                    $   109,455,625
------------------------------------------------------------------------------------------------------------
Other income                                                                                        165,951
                                                                                            ----------------
Total investment income                                                                         109,621,576

------------------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------------------
Management fees                                                                                   8,354,840
------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                           3,072,569
Class Y                                                                                              38,065
------------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                             426,954
Class Y                                                                                                 161
------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                             104,249
------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                          11,459
------------------------------------------------------------------------------------------------------------
Other                                                                                               199,707
                                                                                            ----------------
Total expenses                                                                                   12,208,004
Less reduction to custodian expenses                                                                   (104)
                                                                                            ----------------
Net expenses                                                                                     12,207,900

------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                            97,413,676

------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $    97,413,676
                                                                                            ================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    17 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                            2007               2006
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                               $    97,413,676    $    87,243,536
-------------------------------------------------------------------------------------------------------
Net realized gain                                                                --             15,960
                                                                    -----------------------------------
Net increase in net assets resulting from operations                     97,413,676         87,259,496

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                 (75,863,733)       (71,566,197)
Class Y                                                                 (21,549,943)       (15,732,087)
                                                                    -----------------------------------
                                                                        (97,413,676)       (87,298,284)
-------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                     (12,010)                --
Class Y                                                                      (3,951)                --
                                                                    -----------------------------------
                                                                            (15,961)                --

-------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from capital stock transactions:
Class A                                                                 124,822,632       (365,712,571)
Class Y                                                                (710,984,113)       982,713,397
                                                                    -----------------------------------
                                                                       (586,161,481)       617,000,826

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total increase (decrease)                                              (586,177,442)       616,962,038
-------------------------------------------------------------------------------------------------------
Beginning of period                                                   2,604,759,970      1,987,797,932
                                                                    -----------------------------------
End of period                                                       $ 2,018,582,528    $ 2,604,759,970
                                                                    ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    18 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                          2007           2006           2005           2004           2003
---------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
---------------------------------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain               .05 1          .04 1          .02 1           -- 2          .01
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.05)          (.04)          (.02)            -- 2         (.01)
Distributions from net realized gain                       -- 2           --             --             --             -- 2
                                                  -------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                          (.05)          (.04)          (.02)            -- 2         (.01)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                                  =========================================================================

---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN 3                                           4.87%          3.92%          1.80%          0.43%          0.84%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,721,631    $ 1,596,820    $ 1,962,575    $ 1,797,049    $ 1,955,368
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 1,592,926    $ 1,885,665    $ 1,856,740    $ 1,808,266    $ 2,014,466
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    4.76%          3.79%          1.78%          0.43%          0.83%
Total expenses                                           0.65%          0.62%          0.65%          0.73%          0.72%
Expenses after payments and waivers
and/or reduction to custodian expenses                   0.65%          0.62%          0.65%          0.72%          0.72%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    19 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y     YEAR ENDED JULY 31,                             2007            2006         2005 1
------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $    1.00     $      1.00     $   1.00
------------------------------------------------------------------------------------------------
Income from investment operations--
net investment income and net realized gain 2                .05             .04          .02
------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                        (.05)           (.04)        (.02)
Distributions from net realized gain                          -- 3            --           --
                                                       -----------------------------------------
Total dividends and/or distributions to shareholders        (.05)           (.04)        (.02)
------------------------------------------------------------------------------------------------
Net asset value, end of period                         $    1.00     $      1.00     $   1.00
                                                       =========================================

------------------------------------------------------------------------------------------------
TOTAL RETURN 4                                              5.08%           4.08%        1.85%
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $ 296,952     $ 1,007,940     $ 25,223
------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $ 433,570     $   347,670     $ 22,892
------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                                       4.97%           4.52%        2.05%
Total expenses                                              0.43% 6         0.43% 7      0.52% 6

1. For the period from August 27, 2004 (inception of offering) to July 31, 2005.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Reduction to custodian expenses less than 0.005%.

7. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    20 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A and Class Y shares. Class A shares are sold at their offering price, which is the net asset value per share without any initial sales charge. Class Y shares are sold to certain institutional investors without a front-end sales charge. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. As permitted under Rule 2a-7 of the Investment Company Act of 1940, portfolio securities are valued on the basis of amortized cost, which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund's Board of Trustees.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2007, the Fund had purchased $29,992,200 of securities issued on a when-issued basis or forward commitment.


                    21 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

             UNDISTRIBUTED NET UNDISTRIBUTED ACCUMULATED LOSS INVESTMENT INCOME LONG-TERM GAIN CARRYFORWARD 1,2
             -------------------------------------------------------
                   $ 2,564,169              $ --                $ --

1. During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

The tax character of distributions paid during the years ended July 31, 2007 and July 31, 2006 was as follows:

                                          YEAR ENDED      YEAR ENDED
                                       JULY 31, 2007   JULY 31, 2006
             -------------------------------------------------------
             Distributions paid from:
             Ordinary income            $ 97,429,637    $ 87,298,284

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent directors as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2007, the Fund's projected benefit obligations were increased by $50,785 and payments of $68,631 were made to retired directors, resulting in an accumulated liability of $276,379 as of July 31, 2007.

      The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though


                    22 | OPPENHEIMER MONEY MARKET FUND, INC.

equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    23 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 7 billion shares of $.10 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                                    YEAR ENDED JULY 31, 2007           YEAR ENDED JULY 31, 2006
                                    SHARES            AMOUNT           SHARES            AMOUNT
------------------------------------------------------------------------------------------------
CLASS A
Sold                         1,722,135,531   $ 1,722,136,111    2,183,702,008   $ 2,183,701,983
Dividends and/or
distributions reinvested        72,988,897        72,988,897       69,915,708        69,915,708
Redeemed                    (1,670,302,390)   (1,670,302,376)  (2,619,350,286)   (2,619,330,262)
                            --------------------------------------------------------------------
Net increase (decrease)        124,822,038   $   124,822,632     (365,732,570)  $  (365,712,571)
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                           553,220,043   $   553,220,043    1,111,138,886   $ 1,111,138,886
Dividends and/or
distributions reinvested        18,991,519        18,991,519       14,748,120        14,748,120
Redeemed                    (1,283,195,675)   (1,283,195,675)    (143,173,609)     (143,173,609)
                            --------------------------------------------------------------------
Net increase (decrease)       (710,984,113)  $  (710,984,113)     982,713,397   $   982,713,397
                            ====================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                FEE SCHEDULE
                --------------------------------------------------
                Up to $500 million of net assets            0.450%
                Next $500 million of net assets             0.425
                Next $500 million of net assets             0.400
                Next $1.5 billion of net assets             0.375
                Over $3 billion of net assets               0.350

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2007, the Fund paid $3,115,356 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the


                    24 | OPPENHEIMER MONEY MARKET FUND, INC.

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                    CLASS A CONTINGENT DEFERRED SALES
          YEAR ENDED                  CHARGES RETAINED BY DISTRIBUTOR
          -----------------------------------------------------------
          July 31, 2007                                      $ 52,456

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% for Class A shares and 0.10% for Class Y shares of average annual net assets. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
5. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    25 | OPPENHEIMER MONEY MARKET FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 17, 2007


                    26 | OPPENHEIMER MONEY MARKET FUND, INC.

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended July 31, 2007, $97,431,255 or 100% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                    27 | OPPENHEIMER MONEY MARKET FUND, INC.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    28 | OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD;
FUND, LENGTH OF SERVICE, AGE      NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
DIRECTORS                         COLORADO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director
Chairman of the Board             of Special Value Opportunities Fund, LLC (registered investment company) (since
of Directors (since 2007),        September 2004); Member of Zurich Financial Investment Advisory Board (insurance)
Director (since 2005)             (since October 2004); Board of Governing Trustees of The Jackson Laboratory
Age: 64                           (non-profit) (since August 1990); Trustee of the Institute for Advanced Study
                                  (non-profit educational institute) (since May 1992); Special Limited Partner of Odyssey
                                  Investment Partners, LLC (private equity investment) (January 1999-September 2004);
                                  Trustee of Research Foundation of AIMR (investment research, non-profit) (2000-2002);
                                  Governor, Jerome Levy Economics Institute of Bard College (economics research) (August
                                  1990-September 2001); Director of Ray & Berendtson, Inc. (executive search firm) (May
                                  2000-April 2002). Oversees 65 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc.
Director (since 2007)             (investment management company) (since January 2004); President of The Community
Age: 67                           Reinvestment Act Qualified Investment Fund (investment management company) (since
                                  January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust
                                  (registered investment company) (since January 2004); Director of Internet Capital
                                  Group (information technology company) (since October 2003); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments
                                  U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-
                                  2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of
                                  Funds (1993-2003); President and Board Member of Lincoln National Convertible
                                  Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman
                                  and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.)
                                  (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc.
                                  (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and
                                  Director of Equitable Capital Management Corporation (investment subsidiary of
                                  Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch &
                                  Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director
                                  (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes
                                  (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant
                                  (1963-1965); United States Marine Corps (1957-1959). Oversees 65 portfolios in the
                                  OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since
Director (since 2005)             2005); Director of ICI Education Foundation (education foundation) (October 1991-August
Age: 66                           2006); President of the Investment Company Institute (trade association) (October
                                  1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October
                                  1991-June 2004). Oversees 55 portfolios in the OppenheimerFunds complex.

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 65 portfolios in the
Director (since 1993)             OppenheimerFunds complex.
Age: 74


                    29 | OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member
Director (since 2002)             (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since
Age: 68                           2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
                                  2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science
                                  Initiative Group (since 1999); Member of the American Philosophical Society (since
                                  1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World
                                  Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director
                                  of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-
                                  1991). Oversees 55 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and
Director (since 2004)             Senior Vice President and General Auditor of American Express Company (financial
Age: 64                           services company) (July 1998-February 2003). Oversees 55 portfolios in the
                                  OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial adviser)
Director (since 2002)             (since January 2006); Director of Columbia Equity Financial Corp. (privately-held
Age: 55                           financial adviser) (since 2002); Managing Director of Carmona Motley, Inc. (privately-
                                  held financial adviser) (since January 2002); Managing Director of Carmona Motley
                                  Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the
                                  Investment Committee of the Episcopal Church of America, Member of the Investment
                                  Committee and Board of Human Rights Watch and the Investment Committee of Historic
                                  Hudson Valley. Oversees 55 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate
Director (since 1989)             governance consulting and executive recruiting) (since 1993); Life Trustee of
Age: 75                           International House (non-profit educational organization); Former Trustee of The
                                  Historical Society of the Town of Greenwich; Former Director of Greenwich Hospital
                                  Association. Oversees 55 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco
Director (since 2005)             (since 1996); Director of Lakes Environmental Association (environmental protection
Age: 66                           organization) (since 1996); Member of the Investment Committee of the Associated Jewish
                                  Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds
                                  (1994-December 2001). Oversees 55 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company)
Director (since 2005)             (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling)
Age: 59                           (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979);
                                  Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production) (1996-2006); Director and Chairman of the Denver Branch of
                                  the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp.
                                  (electric utility) (1995-1999). Oversees 55 portfolios in the OppenheimerFunds complex.


                    30 | OPPENHEIMER MONEY MARKET FUND, INC.

-------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR               THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A DIRECTOR FOR AN INDEFINITE
                                  TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                                  INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS
                                  AN INTERESTED DIRECTOR DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                                  AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001);
Director (since 2002) and         President of the Manager (September 2000-March 2007); President and a director or
President and Principal           trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition
Executive Officer (since 2001)    Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership
Age: 58                           Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
                                  2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
                                  Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
                                  President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc.,
                                  Centennial Asset Management Corporation, Trinity Investment Management Corporation and
                                  Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management
                                  Corporation and OFI Private Investments, Inc. (since July 2001); President (since
                                  November 1, 2001) and Director (since July 2001) of Oppenheimer Real Asset Management,
                                  Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC's
                                  parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                  Investment Company Institute's Board of Governors (since October 3, 2003); Chief
                                  Operating Officer of the Manager (September 2000-June 2001); President and Trustee of
                                  MML Series Investment Fund and MassMutual Select Funds (open-end investment companies)
                                  (November 1999-November 2001); Director of C.M. Life Insurance Company (September
                                  1999-August 2000); President, Chief Executive Officer and Director of MML Bay State
                                  Life Insurance Company (September 1999-August 2000); Director of Emerald Isle Bancorp
                                  and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June
                                  1989-June 1998). Oversees 102 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK,
OF THE FUND                       GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
                                  FLOOR, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. WEISS, VANDEHEY, WIXTED, PETERSEN,
                                  SZILAGYI AND MSS. WOLF AND IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924.
                                  EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT,
                                  DEATH OR REMOVAL.

CAROL E. WOLF,                    Senior Vice President of the Manager (since June 2000) and of HarbourView Asset
Vice President and Portfolio      Management Corporation (since June 2003); Formerly Vice President of OppenheimerFunds,
Manager (since 1988)              Inc. (June 1990-June 2000). An officer of 6 portfolios in the OppenheimerFunds complex.
Age: 55


                    31 | OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BARRY D. WEISS,                   Vice President of the Manager (since July 2001) and of HarbourView Asset Management
Vice President and Portfolio      Corporation (since June 2003); formerly Assistant Vice President and Senior Credit
Manager (since 2001)              Analyst of the Manager (February 2000-June 2001). Prior to joining the Manager in
Age: 43                           February 2000, he was Associate Director, Structured Finance, Fitch IBCA Inc. (April
                                  1998-February 2000). An officer of 6 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager, OppenheimerFunds
Vice President and Chief          Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since
Compliance Officer                March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
(since 2004)                      Management Corporation and Shareholder Services, Inc. (June 1983-February 2004). Former
Age: 57                           Vice President and Director of Internal Audit of the Manager (1997-February 2004). An
                                  officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal           following: HarbourView Asset Management Corporation, Shareholder Financial Services,
Financial & Accounting            Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and
Officer (since 1999)              Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments,
Age: 47                           Inc. (since March 2000), OppenheimerFunds International Ltd. (since May 2000),
                                  OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since
                                  November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of
                                  OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant
                                  Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                                  Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April
                                  2000-June 2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                                  Fund Services Division (March 1995-March 1999). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the
Assistant Treasurer               Manager (August 2002-February 2007); Manager/Financial Product Accounting of the
(since 2004)                      Manager (November 1998-July 2002). An officer of 102 portfolios in the
Age: 37                           OppenheimerFunds complex.

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer               Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
(since 2005)                      Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual Fund
Age: 37                           Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of
Vice President and Secretary      the Manager; General Counsel and Director of the Distributor (since December 2001);
(since 2001)                      General Counsel of Centennial Asset Management Corporation (since December 2001);
Age: 59                           Senior Vice President and General Counsel of HarbourView Asset Management Corporation
                                  (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                  Assistant Secretary (since September 1997) and Director (since November 2001) of
                                  OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                  Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                  Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                  General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder


                    32 | OPPENHEIMER MONEY MARKET FUND, INC.

ROBERT G. ZACK,                   Services, Inc. (since December 2001); Senior Vice President, General Counsel and
Continued                         Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001);
                                  Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice
                                  President and General Counsel of OFI Institutional Asset Management, Inc. (since
                                  November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
                                  Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the
                                  Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                  1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                  2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                  officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary               President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                      2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 39                           (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                  Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004);
Assistant Secretary               First Vice President (2000-September 2004), Director (2000-September 2004) and Vice
(since 2004)                      President (1998-2000) of Merrill Lynch Investment Management. An officer of 102
Age: 43                           portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary               October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                      (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 41                           Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                  Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                                  Program and Shareholder Financial Services, Inc. (since December 2001); Assistant
                                  Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                    33 | OPPENHEIMER MONEY MARKET FUND, INC.



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $22,000 in fiscal 2007 and $38,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $315,954 in fiscal 2007 and $24,746 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews, professional services relating to FAS 123R and review of internal controls of SAP conversion.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $1,536 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: preparation of form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $315,954 in fiscal 2007 and $26,282 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund, Inc.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007